Finance Expenses - Summary of Finance Expenses and Interest Expense (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest costs [abstract]
Trade and other payables	₩ 213,765	₩ 88,757	₩ 94,019
Short-term borrowings	42,371	29,358	42,971
Long-term borrowings	115,141	118,678	119,806
Debt securities	1,728,588	1,805,253	1,827,511
Other financial liabilities	384,423	540,867	558,464
Interest expense (before capitalizing borrowing costs)	2,484,288	2,582,913	2,642,771
Less: Capitalized borrowing costs	(569,831)	(587,488)	(595,960)
Interest expense	1,914,457	1,995,425	2,046,811
Losses on sale of financial assets	1,045	648	2,106
Losses on valuation of financial assets at fair value through profit or loss	5,480	7,396	4,513
Losses on valuation of derivatives	37,017	513,278	45,385
Losses on transaction of derivatives	40,818	81,055	71,546
Losses on foreign currency translation	83,558	215,047	553,731
Losses on foreign currency transaction	1,159,334	79,103	55,509
Losses on repayment of financial liabilities	10	35	0
Others	4,058	4,456	2,555
Total Finance Expense	₩ 3,245,777	₩ 2,896,443	₩ 2,782,156